Document and Entity Information	Jun. 30, 2023
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2023
Entity Registrant Name	LAUDUS TRUST
Entity Central Index Key	0000832545
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 30, 2023
Document Effective Date	Jun. 30, 2023
Prospectus Date	Jun. 05, 2023
Schwab Select Large Cap Growth Fund | Schwab Select Large Cap Growth Fund
Prospectus:
Trading Symbol	LGILX